SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund

December 31, 2023 (Unaudited)
Shares		Value
Common Stocks — 99.33%
Australia — 6.46%
1,721	Altium Ltd.	$54,861
1,080	Domino’s Pizza Enterprises Ltd.	43,355
5,686	IDP Education Ltd.	77,564
859	Pro Medicus Ltd.	56,053
29,919	Steadfast Group Ltd.	118,836
		350,669
Belgium — 3.21%
3,038	Azelis Group NV	74,588
11	Lotus Bakeries NV	99,977
		174,565
Denmark — 2.95%
1,112	Chr Hansen Holding A/S	93,260
1,401	Topdanmark AS	66,901
		160,161
France — 5.37%
938	Gaztransport Et Technigaz SA	124,253
542	Remy Cointreau SA	69,135
1,915	Technip Energies NV	44,700
1,389	Verallia SA(a)	53,514
		291,602
Germany — 5.25%
1,140	CTS Eventim AG & Co. KGaA	78,848
117	Rational AG	90,284
1,701	Stabilus SE	115,838
		284,970
India — 8.14%
30,289	Aditya Birla Capital Ltd.*	60,534
1,758	AIA Engineering Ltd.	77,919
4,692	KPIT Technologies Ltd.	85,263
2,572	Phoenix Mills Ltd. (The)	69,333
7,791	Sona Blw Precision Forgings Ltd.(a)	60,298
5,966	Varun Beverages Ltd.	88,627
		441,974
Indonesia — 2.20%
395,800	Mayora Indah Tbk PT	64,025
861,500	Sarana Menara Nusantara Tbk PT	55,328
		119,353
Ireland — 0.95%
2,435	Keywords Studios Plc	51,579

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
Japan — 18.92%
4,100	ABC-Mart, Inc.	$71,556
3,200	Asics Corp.	99,892
2,000	Ibiden Co. Ltd.	110,332
7,500	Isetan Mitsukoshi Holdings Ltd.	81,436
2,300	Kobe Bussan Co. Ltd.	67,944
4,900	Kotobuki Spirits Co. Ltd.	74,898
2,900	M&A Research Institute Holdings, Inc.*	91,708
1,900	Organo Corp.	78,395
4,500	Rakus Co. Ltd.	83,048
2,100	Sanrio Co. Ltd.	87,396
400	SHIFT, Inc.*	101,314
3,500	Yamazaki Baking Co. Ltd.	79,943
		1,027,862
New Zealand — 1.89%
3,228	Fisher & Paykel Healthcare Corp. Ltd.	48,141
8,628	Infratil Ltd.	54,690
		102,831
Norway — 8.23%
4,370	Aker BP ASA	126,938
4,017	Nordic Semiconductor ASA*	49,694
12,548	SpareBank 1 SMN	175,105
9,499	Veidekke ASA	95,527
		447,264
Philippines — 1.98%
24,130	International Container Terminal Services, Inc.	107,555

Spain — 1.97%
1,606	Laboratorios Farmaceuticos Rovi SA	106,905

Sweden — 8.82%
11,141	Alimak Group AB(a)	90,919
10,136	Hexpol AB	122,805
895	MIPS AB	32,398
2,401	Sdiptech AB, Class B*	64,398
6,917	Sweco AB, Class B	92,832
2,785	Thule Group AB(a)	75,940
		479,292
Taiwan — 5.79%
500	ASPEED Technology, Inc.	50,650
13,240	Chailease Holding Co. Ltd.	83,197
2,000	Lotes Co. Ltd.	69,547
2,000	Voltronic Power Technology Corp.	111,226
		314,620

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
Thailand — 1.40%
400	Fabrinet*	$76,132

United Kingdom — 14.08%
5,140	Auto Trader Group Plc(a)	47,219
19,527	Barratt Developments Plc	139,882
2,449	Cranswick Plc	118,634
3,371	Fevertree Drinks Plc	45,070
14,273	GB Group Plc	49,816
11,314	Howden Joinery Group Plc	117,131
14,414	OSB Group Plc	85,117
7,801	Rightmove Plc	57,345
2,318	Softcat Plc	40,178
11,661	Volution Group Plc	64,352
		764,744
Vietnam — 1.72%
23,600	FPT Corp.	93,403

Total Common Stocks		5,395,481
(Cost $4,884,354)
Investment Company — 1.47%
79,906	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1 (b)	79,906
Total Investment Company		79,906
(Cost $79,906)
Total Investments		$5,475,387
(Cost $4,964,260) — 100.80%
Liabilities in excess of other assets — (0.80)%		(43,571)
NET ASSETS — 100.00%		$5,431,816

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund  (cont.)

December 31, 2023 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Industrials	22.75%
Information Technology	16.85%
Consumer Discretionary	14.18%
Consumer Staples	13.03%
Financials	12.54%
Energy	5.45%
Materials	4.97%
Communication Services	4.40%
Health Care	3.88%
Real Estate	1.28%
Other*	0.67%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.